18. UNEARNED REVENUE	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 18. UNEARNED REVENUE

The Company has received a non-refundable deposit of $19,000 from Almont in connection with its order for a natural gas fueled electric power CSRV engine generator, which is included in unearned revenue in the accompanying consolidated balance sheet at December 31, 2012.